Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 1,543,537	$ 8,010,357	$ 15,211,744
Prepaid expenses	347,931	97,073	87,059
TOTAL CURRENT ASSETS	1,891,468	8,107,430	15,298,803
Fixed Assets, net of accumulated depreciation	60,786	53,618	0
TOTAL ASSETS	1,952,254	8,161,048	15,298,803
CURRENT LIABILITIES
Accounts payable	1,010,723	778,753	119,608
Accrued expenses	333,315	310,435	37,029
Note payable	18,393	0
Accounts payable and accrued expenses - related party	236,547	200,000	251,779
TOTAL CURRENT LIABILITIES	$ 1,598,978	$ 1,289,188	$ 408,416
Commitments and contingencies
Convertible redeemable preferred stock, Series A, $.0001 par value, 50,000,000 shares authorized; 16,755,894 and 21,363,000 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively. Liquidation preference of $16,755,894 plus dividends accruable at 8% per annum of $3,139,966 as of September 30, 2015 and Liquidation preference of $21,363,000 plus dividends accruable at 8% per annum of $2,687,835 at December 31, 2014	$ 14,522,010	$ 18,524,163	$ 19,943,572
SHAREHOLDERS' DEFICIT
Common stock - 300,000,000 shares authorized, $.0001 par value; 28,877,540 issued and outstanding at September 30, 2015; 24,034,094 shares issued and outstanding at December 31, 2014	2,888	2,403	2,174
Additional paid-in capital	11,019,241	6,627,983	3,974,007
Accumulated deficit	(25,190,863)	(18,282,689)	(9,029,366)
TOTAL SHAREHOLDERS' DEFICIT	(14,168,734)	(11,652,303)	(5,053,185)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,952,254	$ 8,161,048	$ 15,298,803